NET INCOME (LOSS) PER SHARE (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income per share	0	0	0
Preferred shares
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income per share	0	0	0
Out-of-money
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income per share	7.7	11.9	9.3
In-the-money
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income per share	5.8	4.2